UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Arience Capital Management, L.P.
           --------------------------------------------------
Address:   745 Fifth Avenue, 7th Floor
           --------------------------------------------------
           New York, NY 10151
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-10758
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arience GP, L.L.C., General Partner
           --------------------------------------------------
           By: Caryn Seidman-Becker, Managing Member
           --------------------------------------------------
Phone:     212-303-3700
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Caryn Seidman-Becker         New York, NY                8/15/05
       ------------------------   ------------------------------  -------

Report Type (Check only one.):

[ X ]   13F HOLDINGS REPORT.  (Check here if all holdings of this
.........reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this
.........report, and all holdings are reported by other reporting
.........manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
 ........holdings for this reporting manager are reported in this report
.........and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:
                                               -------------

Form 13F Information Table Entry Total:        42
                                               -------------

Form 13F Information Table Value Total:       $934,691
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name

                           Form 13F INFORMATION TABLE




              COLUMN 1              COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7            COLUMN 8
------------------------------- -------------- --------- -------- ----------------- ---------- --------   -------------------------
                                                          VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER          VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS     SOLE    SHARED    NONE
------------------------------- -------------- --------- -------- -------- --- ---- ---------- --------   -------- ----------------
ACTIVISION INC NEW              COM NEW        004930202   30,376 1,838,753           SOLE              1,838,753     0         0
------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- --------- ----------------
AMAZON COM INC                  COM            023135106   29,960   905,400           SOLE                905,400     0         0
------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- --------- ----------------
AMERICA MOVIL S A DE C V        SPON ADR L SHS 02364W105   33,745   566,100           SOLE                566,100     0         0
------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- --------- ----------------
APPLERA CORP                    COM AP BIO GRP 038020103    5,617   285,550           SOLE                285,550     0         0
------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- --------- ----------------
APPLERA CORP                    COM CE GEN GRP 038020202   10,486   955,860           SOLE                955,860     0         0
------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- --------- ----------------
AUTOLIV INC                     COM            052800109   14,042   320,600           SOLE                320,600     0         0
------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- --------- ----------------
BAXTER INTL INC                 COM            071813109   42,346 1,141,392           SOLE              1,141,392     0         0
------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- --------- ----------------
BISYS GROUP INC                 COM            055472104   28,957 1,938,200           SOLE              1,938,200     0         0
------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- --------- ----------------
CENTEX CORP                     COM            152312104   16,070   227,400           SOLE                227,400     0         0
------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- --------- ----------------
DEVRY INC DEL                   COM            251893103   13,076   657,100           SOLE                657,100     0         0
------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- --------- ----------------
DIRECTV GROUP INC               COM            25459L106   45,995 2,967,407           SOLE              2,967,407     0         0
------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- --------- ----------------
DRS TECHNOLOGIES INC            COM            23330X100   12,446   242,700           SOLE                242,700     0         0
------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- --------- ----------------
DST SYS INC DEL                 COM            233326107   53,366 1,140,298           SOLE              1,140,298     0         0
------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- --------- ----------------
ECHOSTAR COMMUNICATIONS NEW     CLA            278762109   12,387   410,727           SOLE                410,727     0         0
------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- --------- ----------------
ELECTRONIC ARTS INC             COM            285512109   15,234   269,100           SOLE                269,100     0         0
------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- --------- ----------------
FLOWSERVE CORP                  COM            34354P105   37,262 1,231,400           SOLE              1,231,400     0         0
------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- --------- ----------------
GENERAL DYNAMICS CORP           COM            369550108    8,566    78,200           SOLE                 78,200     0         0
------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- --------- ----------------
GTECH HLDGS CORP                COM            400518106   23,038   787,900           SOLE                787,900     0         0
------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- --------- ----------------
HASBRO INC                      COM            418056107   30,235 1,454,300           SOLE              1,454,300     0         0
------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- --------- ----------------
HONEYWELL INTL INC              COM            438516106   26,833   732,543           SOLE                732,543     0         0
------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- --------- ----------------
IAC INTERACTIVECORP             COM            44919P102   31,161 1,297,310           SOLE              1,297,310     0         0
------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- --------- ----------------
JARDEN CORP                     COM            471109108   19,174   355,600           SOLE                355,600     0         0
------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- --------- ----------------
JPMORGAN & CHASE & CO           COM            46625H100   22,976   650,500           SOLE                650,500     0         0
------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- --------- ----------------
MEDIMMUNE INC                   COM            584699102   23,732   888,189           SOLE                888,189     0         0
------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- --------- ----------------
MONEYGRAM INTL INC              COM            60935Y109   14,040   734,300           SOLE                734,300     0         0
------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- --------- ----------------
NEWS CORP LTD                   SP ADR PFD     652487802   25,930 1,602,600           SOLE              1,602,600     0         0
------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- --------- ----------------
NEXTEL COMMUNICATIONS INC       CLA            65332V103   17,706   548,000           SOLE                548,000     0         0
------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- --------- ----------------
NII HLDGS INC                   CL B NEW       62913F201   16,438   257,092           SOLE                257,092     0         0
------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- --------- ----------------
PALL CORP                       COM            696429307   25,144   828,200           SOLE                828,200     0         0
------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- --------- ----------------
PLANETOUT INC                   COM            727058109    5,425   622,097           SOLE                622,097     0         0
------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- --------- ----------------
PRICELINE COM INC               COM NEW        741503403    2,916   125,000           SOLE                125,000     0         0
------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- --------- ----------------
RAYTHEON CO                     COM NEW        755111507   30,031   767,670           SOLE                767,670     0         0
------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- --------- ----------------
READERS DIGEST ASSN INC         COM            755267101   17,997 1,090,700           SOLE              1,090,700     0         0
------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- --------- ----------------
RYLAND GROUP INC                COM            783764103   14,684   193,540           SOLE                193,540     0         0
------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- --------- ----------------
SEARS HLDGS CORP                COM            812350106   25,058   167,200           SOLE                167,200     0         0
------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- --------- ----------------
SHIRE PHARMACEUTICALS GRP PL    SPONSORED ADR  82481R106   26,615   811,426           SOLE                811,426     0         0
------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- --------- ----------------
SPRINT CORP                     COM FON        852061100   24,463   975,000           SOLE                975,000     0         0
------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- --------- ----------------
TAKE-TWO INTERACTIVE SOFTWAR    COM            874054109    8,550   335,949           SOLE                335,949     0         0
------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- --------- ----------------
TREEHOUSE FOODS INC             COM            89469A104    3,524   123,600           SOLE                123,600     0         0
------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- --------- ----------------
TYCO INTL LTD NEW               COM            902124106   55,139 1,888,308           SOLE              1,888,308     0         0
------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- --------- ----------------
YAHOO INC                       COM            984332106   17,353   500,800           SOLE                500,800     0         0
------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- --------- ----------------
YORK INTL CORP NEW              COM            986670107   16,598   436,800           SOLE                436,800     0         0
------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- --------- ----------------
